Earnings Per Share - Summary of Headline Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic earnings per share [abstract]
Basic (loss)/earnings	£ (14,412)	£ 6,617	£ 6,789
Effect of impairment of intangibles, property, plant and equipment, associates and assets held-for-sale	27,800	429	138
Tax and non-controlling interests on intangibles, property, plant and equipment, associates and assets held-for-sale	(5,430)	(77)	(42)
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	(125)	(21)	(10)
Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	27	5	2
Effect of impairment of subsidiaries transferred to held-for-sale and associated costs	(203)	548	83
Tax on impairment of subsidiaries and associated costs	0	10	0
Issue of shares and change in shareholding of an associate	(40)	3	(6)
Headline earnings per share (basic)	£ (8,169)	£ 7,499	£ 7,243
Basic (loss)/earnings per share (in GBP per share)	£ (6.466)	£ 2.933	£ 2.969
Effect of impairment of intangibles, property, plant and equipment, and assets held for sale (in GBP per share)	12.472	0.190	0.060
Tax and non-controlling interests on impairment of intangibles, and property, plant and equipment per share (in GBP per share)	(2.436)	(0.034)	(0.018)
Effect of (gains)/losses on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (in GBP per share)	(0.056)	(0.009)	(0.004)
Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (in GBP per share)	0.012	0.002	0.001
Effect of impairment of subsidiaries (in GBP per share)	(0.091)	0.242	0.036
Tax on impairment of subsidiaries (in GBP per share)	0	(0.004)	0
Issue of shares and change in shareholding in associate per share (in GBP per share)	(0.018)	0.001	(0.003)
Headline (loss)/earnings per share (basic) (in GBP per share)	£ 3.665	£ 3.324	£ 3.167
Diluted earnings per share [abstract]
Diluted (loss)/earnings per share	£ (14,412)	£ 6,617	£ 6,789
Effect of impairment of intangibles, property, plant and equipment, associates and assets held-for-sale	27,800	429	138
Tax and non-controlling interests on intangibles, property, plant and equipment, associates and assets held-for-sale	(5,430)	(77)	(42)
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	(125)	(21)	(10)
Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	27	5	2
Effect of impairment of subsidiaries transferred to held-for-sale and associated costs	(203)	548	83
Tax on impairment of subsidiaries and associated costs	0	10	0
Issue of shares and change in shareholding of an associate	(40)	3	(6)
Headline earnings per share (diluted)	£ 8,169	£ 7,499	£ 7,243
Basic (loss)/earnings (in GBP per share)	£ (6.466)	£ 2.933	£ 2.969
Diluted (loss)/earnings per share (in GBP per share)	(6.466)	2.919	2.956
Effect of impairment of intangibles, property, plant and equipment, and assets held for sale per share (in GBP per share)	12.472	0.189	0.060
Tax and non-controlling interests on impairment of intangibles, and property, plant and equipment per share (in GBP per share)	(2.436)	(0.034)	(0.018)
Effect of (gains)/losses on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (in GBP per share)	(0.056)	(0.009)	(0.004)
Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (in GBP per share)	0.012	0.002	0.001
Effect of impairment in subsidiaries (in GBP per share)	(0.091)	0.241	0.036
Tax on impairment of subsidiaries (in GBP per share)	0	(0.004)	0
Issue of shares and change in shareholding in associate (in GBP per share)	(0.018)	0.001	(0.003)
Headline (loss)/earnings per share (diluted)	£ 3.665	£ 3.308	£ 3.153
- Subsidiaries
Basic earnings per share [abstract]
Effect of foreign exchange reclassification from reserves to the income statement	£ 552	£ 6	£ 291
Effect of foreign exchange reclassification from reserves to the income statement (in GBP per share)	£ 0.248	£ 0.003	£ 0.127
Diluted earnings per share [abstract]
Effect of foreign exchange reclassification from reserves to the income statement	£ 552	£ 6	£ 291
Effect of foreign exchange reclassification from reserves to the income statement (in GBP per share)	£ 0.248	£ 0.003	£ 0.126
Associates
Basic earnings per share [abstract]
Effect of foreign exchange reclassification from reserves to the income statement	£ 0	£ (1)	£ (2)
Effect of foreign exchange reclassification from reserves to the income statement (in GBP per share)	£ 0	£ 0	£ (0.001)
Diluted earnings per share [abstract]
Effect of foreign exchange reclassification from reserves to the income statement	£ 0	£ (1)	£ (2)
Effect of foreign exchange reclassification from reserves to the income statement (in GBP per share)	£ 0	£ 0	£ (0.001)